Finance results	12 Months Ended
Dec. 31, 2019
Finance results [abstract]
Disclosure of finance income (cost)
13.	Finance results

	2019	2018	2017
	€	€	€
Finance costs
Interests on bank loans, overdrafts and other loans	67,968	34,768	46,219
Interest expense on the lease liability	1,273	1,323	—
Bank charges	2,257	1,777	347
Loss on derivative financial instruments at fair value through profit or loss	390	705	390
Foreign exchange losses	4,568	5,436	—
Others	3,546	9,702	6,344

	80,002	53,711	53,300

Finance income
Interest income	1,448	11,504	21,441
Dividends income	—	—	1,517
Foreign exchange gains	735	—	4,030
Others	132	338	883

	2,315	11,842	27,871